Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance as of beginning of period	R$ 3,529,803	R$ 3,587,322
Constitution (Reversal) of provision	1,005,387	344,536
Provisions used	(1,077,881)	(482,644)
Amendment of assumptions	32,950	(28,290)
Plan experience	1,553	45,806
Present value adjustment	106,570	239,777
Exchange rate change	(180,555)	(176,704)
Balance as of ending of period	3,417,827	3,529,803
Current	737,636	634,820
Non-current	2,680,191	2,894,983
Total	3,417,827	3,529,803
Provisions Post Employment Benefit [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of period	113,397	75,439
Constitution (Reversal) of provision	9,860	12,562
Provisions used	(556)	(97)
Amendment of assumptions	32,950	(28,290)
Plan experience	1,553	45,806
Present value adjustment	13,380	7,977
Exchange rate change
Balance as of ending of period	170,584	113,397
Current
Non-current	170,584	113,397
Total	170,584	113,397
Provision For Aircraft And Engine Return [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of period	2,601,195	2,679,833
Constitution (Reversal) of provision	519,673	35,450
Provisions used	(637,067)	(166,816)
Amendment of assumptions
Plan experience
Present value adjustment	93,190	231,800
Exchange rate change	(188,282)	(179,072)
Balance as of ending of period	2,388,709	2,601,195
Current	737,636	634,820
Non-current	1,651,073	1,966,375
Total	2,388,709	2,601,195
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of period	815,211	832,050
Constitution (Reversal) of provision	475,854	296,524
Provisions used	(440,258)	(315,731)
Amendment of assumptions
Plan experience
Present value adjustment
Exchange rate change	7,727	2,368
Balance as of ending of period	858,534	815,211
Current
Non-current	858,534	815,211
Total	R$ 858,534	R$ 815,211